Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 124,493	$ 19,536	¥ 107,074	¥ 107,413
Operating Segments | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		95,163	14,933	78,684	79,711
Operating Segments | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues		30,554	4,795	29,707	28,994
Operating Segments | Online marketing services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		73,919	11,600	66,283	70,038
Operating Segments | Cloud services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	15,070	2,365	9,173	6,370
Operating Segments | Membership services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	16,714	2,623	16,491	14,436
Operating Segments | Online advertising services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[2]	7,067	1,109	6,822	8,271
Operating Segments | Content distribution | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,856	448	2,660	2,544
Operating Segments | Others | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	6,174	968	3,228	3,303
Operating Segments | Others | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	3,917	615	3,734	3,743
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Total revenues		¥ (1,224)	$ (192)	¥ (1,317)	¥ (1,292)

[1]	The revenues were presented as “Others” in the consolidated statements of comprehensive (loss) income
[2]	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive (loss) income